Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 99.0%
CANADA — 7.6%
Shopify, Inc., Class A *	9,381	$10,380,077

UNITED STATES — 91.4%
ABIOMED, Inc.*	7,192	2,292,306
Affirm Holdings, Inc.*	12,629	893,123
Alnylam Pharmaceuticals, Inc.*	10,402	1,468,658
Amazon.com, Inc.*	3,164	9,789,669
Appian Corp.*	19,161	2,547,455
Carvana Co.*	10,583	2,776,979
Chegg, Inc.*	43,390	3,716,787
Chewy, Inc., Class A *	35,947	3,045,070
Cloudflare, Inc., Class A *	28,605	2,009,787
CoStar Group, Inc.*	3,400	2,794,426
Coursera, Inc.*	13,202	594,090
Datadog, Inc., Class A *	14,170	1,180,928
Denali Therapeutics, Inc.*	28,306	1,616,273
DoorDash, Inc., Class A *	6,095	799,237
Eventbrite, Inc., Class A *	18,929	419,467
First Republic Bank	20,293	3,383,858
Glaukos Corp.*	20,297	1,703,527
HEICO Corp., Class A	7,645	868,472
Illumina, Inc.*	10,325	3,965,420
Lemonade, Inc.*	15,458	1,439,604
Lyft, Inc., Class A *	8,775	554,405
MarketAxess Holdings, Inc.	5,562	2,769,431
Mastercard, Inc., Class A	8,916	3,174,542
Moderna, Inc.*	30,060	3,936,357
Netflix, Inc.*	9,327	4,865,523
Novocure Ltd.*	18,775	2,481,680
NVIDIA Corp.	3,183	1,699,499
Penumbra, Inc.*	5,972	1,615,904
Pinterest, Inc., Class A *	29,740	2,201,652
Redfin Corp.*	44,678	2,975,108
Roku, Inc.*	17,038	5,550,469
Sana Biotechnology, Inc.*	20,849	697,816
Snap, Inc., Class A *	23,904	1,249,940
Snowflake, Inc., Class A *	3,716	852,004
Stitch Fix, Inc., Class A *	27,169	1,345,952
Teladoc Health, Inc.*	10,708	1,946,179
Tesla, Inc.*	9,512	6,353,350
Trade Desk, Inc. (The), Class A *	9,702	6,322,405
Twilio, Inc., Class A *	16,157	5,505,659
Vroom, Inc.*	58,037	2,262,863
Watsco, Inc.	7,452	1,943,109
Wayfair, Inc., Class A *	26,349	8,293,348
Workday, Inc., Class A *	10,274	2,552,370
Yext, Inc.*	35,046	507,466
Zillow Group, Inc., Class A *	13,647	1,792,943
Zoom Video Communications, Inc., Class A *	14,059	4,517,016
		125,272,126
TOTAL INVESTMENTS — 99.0% (cost $107,518,934)		$135,652,203
Other assets less liabilities — 1.0%		1,375,968
NET ASSETS — 100.0%		$137,028,171

*	Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$135,652,203	$—	$—	$135,652,203
Total	$135,652,203	$—	$—	$135,652,203

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.